Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Net Amount	$ 6,532,508	$ 199,222	$ 5,637,485
Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Gross carrying amount	6,532,508	199,222	5,637,485
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 6,532,508	$ 199,222	$ 5,637,485
Not past due [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 6,407,425	$ 195,408	$ 5,548,363
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 6,407,425	$ 195,408	$ 5,548,363
Less than 1 month [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 5,549	$ 169	$ 5
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5,549	$ 169	$ 5
1 to 3 months [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 106,134	$ 3,237	$ 76,717
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 106,134	$ 3,237	$ 76,717
More than 91 days [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 13,400	$ 408	$ 12,400
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 13,400	$ 408	$ 12,400